Expenses by nature	12 Months Ended
Dec. 31, 2025
Expenses by nature
Expenses by nature

16. Expenses by nature

Expenses incurred for the years ended December 31, 2025, 2024 and 2023 are as follows:

Year ended December 31	2025	2024	2023
Personnel expenses
Salaries, fees and short-term benefits	$4,856	$3,957	$4,170
Share‑based payments	136	196	288
	4,992	4,153	4,458
Amortization	2,647	2,307	2,170
Research and development	2,920	2,870	2,101
Manufacturing	70	160	261
Inventory material costs	16,016	8,400	7,051
Write-down (recovery) of inventory	458	(203)	277
Medical affairs	46	65	27
Administration	1,164	962	554
Selling and logistics	6,199	4,727	4,961
Professional fees	1,232	1,203	688
	$35,744	$24,644	$22,548